Intangible assets, net	6 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

11. Intangible assets, net

Intangible assets consisted of the following:

	As of
	September 30, 2023	March 31, 2023
Software	$5,948,981	$5,610,547
Courseware	29,137,211	30,443,609
Copyrights	11,161,314	12,266,906
	46,247,506	48,321,062
Less: accumulated amortization	(38,317,331)	(39,999,028)
Less: impairment	(7,721,199)	(8,067,388)
Intangible assets, net	$208,976	$254,646

For the six month periods ended September 30, 2023 and 2022, the Group had no pledged intangible assets.

Due to the significant deterioration in general economic conditions during the year ended March 31, 2023, the Company recognized full impairment for the intangible assets related to vocational education for a total amount of $8,067,388. Subsequent to March 31, 2023, no additional impairment was recorded to intangible assets for the six months ended September 30, 2023, while the slight change was due to foreign currency fluctuation. No impairment to intangible assets was recorded for the six months ended September 30, 2022.

Additions to intangible assets for the six month periods ended September 30, 2023 and 2022 were both nil. There were no disposals of intangible assets for the six months ended September 30, 2023 and 2022.

Amortization expenses were $35,032 and $3,327,665 for the six months periods ended September 30, 2023 and 2022, respectively. The following is a schedule, by fiscal year, of amortization amounts of intangible asset as of September 30, 2023:

2024	$69,486
2025	69,486
2026	66,849
2027	3,155
Total	$208,976